Dividend Income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends
(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Dividend income related to financial assets at FVTPL	136,136	222,357	291,123
Dividend income related to financial assets at FVTOCI	23,846	17,936	19,197

Total	159,982	240,293	310,320

Details of dividend income related to financial assets at fair value through other comprehensive income
(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Dividend income recognized from assets held:
Equity securities	23,846	17,936	19,197